Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets relating to:
Allowance for loan losses	$ 569	$ 974	$ 1,057
Deferred compensation	936	1,243	1,080
Other	173	396	555
Net unrealized loss on securities available for sale	335	678	109
Total deferred tax assets	2,013	3,291	2,801
Deferred tax liabilities relating to:
Premises and equipment	(213)	(295)	(319)
Deferred loans fees and costs	(148)	(233)	(213)
Loan servicing	(116)	(193)	(176)
Total deferred tax liabilities	(477)	(721)	(708)
Net recorded deferred tax asset	$ 1,536	$ 2,570	$ 2,093